Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
9.	GOODWILL
The Group has two reporting units that carry goodwill. The changes in carrying amount of goodwill for the years ended December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Costs:
Beginning balance	1,243,817	2,055,922
Acquisition of subsidiaries and schools	812,105	47,574
Disposal of subsidiaries and schools	—	(20,345)
Ending balance	2,055,922	2,083,151

Goodwill impairment loss	—	—

Goodwill, net	2,055,922	2,083,151

The Company performed goodwill impairment analysis as of December 31, 2020. When determining the fair value of reporting units, including
K-12
tutoring services and study abroad tutoring services, the Company used a discounted cash flow model that included a number of significant unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of the reporting unit; and (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with the reporting unit’s operations and the uncertainty inherent in the Company’s internally developed forecasts.
Based on the Company’s assessment as of December 31, 2020, the fair value of
K-12
tutoring services and study abroad tutoring services reporting units exceeded its carrying value, respectively. The Group did not record impairment of goodwill for the years ended December 31,
2018, 2019 and 2020.
As disclosed in Note 4, the Group disposed certain insignificant subsidiaries and schools, a portion of goodwill associated with the disposed subsidiaries and schools was included in the carrying amount of the disposed subsidiaries and schools in determining the gain on disposal. The amount of goodwill included in that carrying amount was based on the relative fair values of the business that was disposed of and the portion of the reporting unit that was retained.